Cash and Cash Equivalents - Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificates of Deposit and Time Deposits (Detail)	Dec. 31, 2018	Dec. 31, 2017
Bank deposits [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.00%	0.00%
Bank deposits [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.50%	0.70%
Commercial paper [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.47%	0.32%
Commercial paper [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.57%	0.40%
Negotiable certificate of deposit [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.55%	0.40%
Negotiable certificate of deposit [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.60%	0.50%
Time deposits [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.09%	0.52%
Time deposits [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	4.40%	4.40%